Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2016	Aug. 26, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 19, 2014
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000		50,000,000	50,000,000
Preferred stock, shares issued	3,071,000		1,160,000	2,400,000	1,861,000
Preferred stock, shares outstanding	3,071,000		1,160,000	2,400,000
Common stock, par value	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	40,000,000	40,000,000	3,000,000,000	3,000,000,000
Common stock, shares issued	9,672,723		2,887,428	2,158,110
Common stock, shares outstanding	9,672,723		2,887,428	2,158,110